OTHER CURRENT ASSETS (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER CURRENT ASSETS [Abstract]
Value added and other tax receivables	€ 187.7	€ 156.9	€ 125.4
Other Receivables	109.8	28.5	33.8
Prepaid expenses	27.4	27.7	17.9
Other	33.1	29.6	28.5
Other current assets, total	358.0	242.7	205.6
Total other current assets, net	€ 358.0	€ 242.7	€ 205.6